Segment Disclosures - Summary of Information for Reportable Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Self storage rental revenue	$ 7,988,252	$ 7,612,852	$ 15,768,198	$ 14,916,493	$ 30,524,132	$ 28,054,695	$ 20,990,999
Ancillary operating revenue	55,025	57,788	99,892	103,505	194,469	183,838	169,065
Total revenues	8,043,277	7,670,640	15,868,090	15,019,998	30,718,601	28,238,533	21,160,064
Property operating expenses
Property taxes	1,064,383	959,318	2,049,703	1,893,858	3,532,786	3,458,318	2,843,844
Payroll	630,935	602,968	1,321,579	1,172,115	2,438,782	2,374,917	1,982,882
Advertising	261,115	247,138	498,863	490,868	959,936	1,037,162	1,014,680
Repairs & maintenance	229,148	243,786	550,391	555,976	1,113,320	924,355	702,136
Utilities	227,050	235,784	643,759	603,919	1,209,426	1,063,451	911,251
Property insurance	146,417	139,600	292,081	279,208	568,846	598,131	394,272
Administrative and professional	482,296	402,857	922,453	774,587	1,682,571	1,560,260	1,341,823
Total property operating expenses	3,041,344	2,831,451	6,278,829	5,770,531	11,505,667	11,016,594	9,190,888
Other operating expenses:
Property operating expenses – affiliates	1,373,546	1,331,452	2,735,708	2,571,719	5,236,834	5,130,574	4,625,560
General and administrative	1,738,455	1,678,129	3,253,205	3,381,937	6,192,386	5,832,673	5,290,049
Depreciation	3,368,222	3,280,079	6,661,010	6,398,481	12,853,148	12,762,435	10,542,315
Intangible amortization expense					0	3,038,119	4,437,083
Acquisition expenses	624,762	147,714	863,841	269,610	739,585	777,255	1,601,971
Total other operating expenses	7,104,985	6,437,374	13,513,764	12,621,747	25,021,953	27,541,056	26,496,978
Operating loss	(2,103,052)	(1,598,185)	(3,924,503)	(3,372,280)	(5,809,019)	(10,319,117)	(14,527,802)
Other income (expense):
Interest expense	(4,329,714)	(4,176,197)	(8,461,813)	(8,283,492)	(16,787,056)	(18,049,353)	(16,104,501)
Interest expense - debt issuance costs	(161,698)	(180,518)	(321,550)	(668,915)	(1,050,329)	(1,278,578)	(1,499,924)
Derivative fair value adjustment	0	0	0	(531,449)	(531,449)	184,425	(1,881,402)
Other income (expense)	19,212	(9,829)	41,122	69,183	117,258	397,743	546,615
Equity in loss of unconsolidated real estate ventures	(747,544)	(385,074)	(1,561,373)	(607,602)	(2,114,897)	0	0
Foreign currency adjustment	(2,143,430)	3,304,699	(3,873,704)	3,108,763	2,175,698	(6,513,187)	528,949
Net loss	$ (9,466,226)	$ (3,045,104)	$ (18,101,821)	$ (10,285,792)	$ (23,999,794)	$ (35,578,067)	$ (32,938,065)